Restricted Net Assets	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Restricted Net Assets
22.	Restricted Net Assets
Relevant PRC laws and regulations permit payments of dividends by the Group’s subsidiaries and the VIEs incorporated in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, the Group’s subsidiaries and the VIEs in the PRC are required to annually appropriate 10% of their net after-tax
income to the statutory general reserve fund prior to payment of any dividends, unless such reserve funds have reached 50% of their respective registered capital. As a result of these and other restrictions under PRC laws and regulations, the Group’s subsidiaries and the VIE subsidiaries incorporated in the PRC are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances.
There are no significant differences between U.S. GAAP and PRC accounting standards in connection with the reported net assets of the legally owned subsidiaries in the PRC and the VIEs. Even though the Company currently does not require any such dividends, loans or advances from the PRC entities for working capital and other funding purposes, the Company may in the future require additional cash resources from them due to changes in business conditions, to fund future acquisitions and development, or merely to declare and pay dividends or distributions to our shareholders. Except for the above, there is no other restriction on use of proceeds generated by the Group’s subsidiaries and the VIEs to satisfy any obligations of the Company.
As of December 31, 2021, the total restricted net assets of the Company’s subsidiaries and the VIEs incorporated in the PRC and subjected to restriction amounted to approximately US$23.3 million respectively.
Rules
12-04(a)
and
4-08(e)(3)
of Regulation
S-X
require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of and for the same periods for which the audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance
S-X
Rule4-08
(e)(3) and concluded that it was not applicable for the Company to disclose the financial statements for the parent company since the 25% threshold was not met for the year ended December 31, 2021.